Financial Instruments (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Financial instruments fair value gains
Fair value movements on equity investments	$ 898,000,000	$ (174,000,000)	$ 1,069,000,000	$ (54,000,000)
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period			4,139,000,000	5,106,000,000
Settlements			(353,000,000)	(368,000,000)
Revaluations			(44,000,000)
Discount unwind			141,000,000	179,000,000
Contingent liabilities recognised in business combination at end of period	3,883,000,000	$ 4,917,000,000	3,883,000,000	$ 4,917,000,000
Launched products | Bydureon
Reconciliation of changes in contingent liabilities in business combination
Increase/decrease in contingent consideration balance with change in current estimates	$ (22,000,000)		(22,000,000)
Changes in fair value of contingent consideration			$ (22,000,000)
Group's valuation model	10		10
Diabetes alliance
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period			$ 3,300,000,000
Settlements			(257,000,000)
Revaluations			(22,000,000)
Discount unwind			115,000,000
Contingent liabilities recognised in business combination at end of period	$ 3,136,000,000		3,136,000,000
Increase/decrease in contingent consideration balance with change in current estimates	314,000,000		$ 314,000,000
The increase/decrease in sales estimates			10.00%
Other
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period			$ 839,000,000
Settlements			(96,000,000)
Revaluations			(22,000,000)
Discount unwind			26,000,000
Contingent liabilities recognised in business combination at end of period	747,000,000		747,000,000
Interest-Bearing Loans and Borrowings
Financial instruments fair value gains
Total carrying value	19,747,000,000		19,747,000,000
Fair value	22,992,000,000		22,992,000,000
Other Investments
Financial instruments fair value gains
Fair value	2,019,000,000		2,019,000,000
Money market funds
Financial instruments fair value gains
Fair value	4,743,000,000		4,743,000,000
Loans | Instruments in a fair value hedge relationship
Financial instruments fair value gains
Fair value	339,000,000		339,000,000
Loans | Instruments designated at fair value through profit and loss
Financial instruments fair value gains
Fair value	339,000,000		339,000,000
Derivatives
Financial instruments fair value gains
Fair value	(18,000,000)		(18,000,000)
Level 1 | Equity securities
Financial instruments fair value gains
Fair value	$ 188,000,000		188,000,000
Level 3
Financial instruments fair value gains
Fair value movements on equity investments			$ 65,000,000
Level 3 | Equity securities
Financial instruments fair value gains
Fair value					$ 103,000,000